Investments in subsidiaries (Subsidiaries acquired from asset acquisitions) (Detail)	12 Months Ended
Dec. 31, 2020 CNY (¥)
Disclosure of subsidiaries [line items]
Percentage of equity interest held, Interest	63.64%
Shangrao Hongyuan Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 397,800,000
Business nature and scope of operations	Construction, operation and management of photovoltaic power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Poyang Luohong Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 780,000,000
Business nature and scope of operations	Investment, construction, operation and management of photovoltaic power projects
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Shuozhou Taizhong Wind Power Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 362,703,300
Business nature and scope of operations	Investment, construction, operation and management of wind power projects
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Wuzhai Taizhong New Energy Wind Power Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 518,147,600
Business nature and scope of operations	Investment, construction, operation and management of wind power projects
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Xvheng New Energy [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 549,530,000
Business nature and scope of operations	Construction, operation and management of photovoltaic power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Yingheng Clean Energy [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,100,000,000
Business nature and scope of operations	Construction, operation and management of photovoltaic power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Ruicheng Yaosheng Power Development Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 405,880,000
Business nature and scope of operations	Development, construction, management and operation of solar power projects
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Ruicheng Ningsheng New Energy Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 207,699,000
Business nature and scope of operations	Development, construction, management and operation of solar power projects
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Fanshi Nengyu Wind Power Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 512,123,000
Business nature and scope of operations	Development, construction, management and operation of wind power projects, and wind power generation
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Zuoquan Nengyu New Energy Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 494,047,000
Business nature and scope of operations	Wind power generation, new energy technology promotion service
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Dalian Chuanbo Haizhuang New Energy Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 957,700,000
Business nature and scope of operations	Development, construction, management and operation of wind power projects, wind power generation
Percentage of equity interest held, Interest	97.96%
Percentage of equity interest held, Voting	97.96%
Henan Juhe New Energy Technology Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 111,900,000
Business nature and scope of operations	Technology promotion and application service industry
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Xincai Juhe Wind Power Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 111,600,000
Business nature and scope of operations	Development, construction, management and operation of wind power projects, and wind power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Nanchang Tongshang New Energy Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 110,000,000
Business nature and scope of operations	New energy and energy-saving technology promotion, construction of solar and wind power projects, electronic product and mechanical equipment installation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Dalian Jingangwan Energy Development Co., Ltd
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Development, construction, management and operation of wind power projects, and wind power generation and sale
Percentage of equity interest held, Interest	94.07%
Percentage of equity interest held, Voting	94.07%
Dalian Beihuanghai Lingang Energy Development Co., Ltd
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Development, construction, management and operation of wind power projects, and wind power generation and sale
Percentage of equity interest held, Interest	94.07%
Percentage of equity interest held, Voting	94.07%
Dalian Rongqiang New Energy Co., Ltd
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Development, construction, management and operation of wind power projects, and wind power generation and sale
Percentage of equity interest held, Interest	94.07%
Percentage of equity interest held, Voting	94.07%
Dalian Qianyang New Energy Co., Ltd
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Development, construction, management and operation of wind power projects, and wind power generation and sale
Percentage of equity interest held, Interest	94.07%
Percentage of equity interest held, Voting	94.07%